Statements of Operations (USD $)	12 Months Ended		34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue		$ 164,975	$ 164,975
Operating expenses
Bank service charge	220	441	760
Management fees	24,000	24,000	48,000
Legal fees		10,235	25,235
Audit and accounting fees	3,438	11,000	81,512
Interest income			(41)
Bad debt	150,000		150,000
General and administrative expenses	47,553	51,871	140,477
Total operating expenses	225,211	97,547	445,943
Net (loss) income for the period	$ (225,211)	$ 67,428	$ (280,968)
(Loss) income per common stock - basic and diluted (in Dollars per share)	$ (0.02)	$ 0.01
Weighted average common share outstanding - basic and diluted (in Shares)	11,541,666	11,541,666